STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.4%
Automobiles & Components - .9%
General Motors	108,427	[a]	4,193,956
Banks - 11.3%
Bank of America	252,771		9,403,081
Comerica	218,793		18,205,766
JPMorgan Chase & Co.	78,740		10,411,790
U.S. Bancorp	326,983		17,352,988
			55,373,625
Capital Goods - 10.2%
Caterpillar	23,575		5,088,664
Eaton	56,054		7,769,084
Hubbell	56,600		10,746,076
L3Harris Technologies	31,468		7,580,641
Northrop Grumman	9,084		4,251,040
Raytheon Technologies	153,586		14,609,100
			50,044,605
Consumer Services - 1.6%
International Game Technology	363,504		7,786,256
Diversified Financials - 8.2%
Ameriprise Financial	31,757		8,773,506
CME Group	25,868		5,143,334
Morgan Stanley	156,534		13,483,839
The Goldman Sachs Group	15,755		5,149,522
Voya Financial	108,891		7,471,012
			40,021,213
Energy - 12.1%
ConocoPhillips	51,683		5,807,102
Devon Energy	70,370		5,270,713
EQT	77,297		3,688,613
Exxon Mobil	123,214		11,828,544
Hess	66,391		8,170,740
Marathon Petroleum	134,822		13,723,531
Valero Energy	83,898		10,873,181
			59,362,424
Food, Beverage & Tobacco - 2.0%
British American Tobacco, ADR	142,575		6,307,518
PepsiCo	21,064		3,533,486
			9,841,004
Health Care Equipment & Services - 6.7%
CVS Health	40,356		3,904,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.4% (continued)
Health Care Equipment & Services - 6.7% (continued)
Medtronic	153,410		15,364,012
UnitedHealth Group	26,749		13,288,368
			32,556,823
Insurance - 8.0%
Assurant	65,715		11,611,183
Chubb	68,581		14,490,480
MetLife	195,034		13,143,341
			39,245,004
Materials - 1.9%
CF Industries Holdings	37,000		3,654,490
Freeport-McMoRan	145,778		5,697,004
			9,351,494
Media & Entertainment - 2.0%
Comcast, Cl. A	138,376		6,127,289
The Interpublic Group of Companies	115,209		3,713,186
			9,840,475
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
AbbVie	88,898		13,100,898
Eli Lilly & Co.	27,273		8,548,449
Merck & Co.	119,694		11,015,439
Organon & Co.	109,872		4,170,741
Sanofi, ADR	226,929		12,083,969
			48,919,496
Real Estate - .8%
Weyerhaeuser	93,549	[b]	3,697,057
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials	29,412		3,449,734
Qualcomm	40,657		5,822,896
			9,272,630
Technology Hardware & Equipment - 5.4%
Cisco Systems	313,805		14,136,915
Corning	130,689		4,681,280
Hewlett Packard Enterprise	500,703		7,810,967
			26,629,162
Telecommunication Services - 1.5%
Vodafone Group, ADR	443,962		7,387,528
Transportation - 1.4%
Norfolk Southern	28,631		6,861,705
Utilities - 7.5%
Constellation Energy	202,207		12,553,011
Exelon	243,575		11,971,711
NextEra Energy Partners	46,783		3,352,002
The AES	228,135		5,028,095

Description		Shares		Value ($)
Common Stocks - 93.4% (continued)
Utilities - 7.5% (continued)
Vistra Energy		141,481		3,730,854
				36,635,673
Total Common Stocks (cost $366,666,402)				457,020,130
	Preferred Dividend Yield (%)
Preferred Stocks - 1.9%
Health Care Equipment & Services - 1.9%
Becton Dickinson & Co. (cost $9,143,495)	5.68	176,763		9,133,344
	1-Day Yield (%)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $26,162,341)	0.80	26,162,341	[c]	26,162,341
Total Investments (cost $401,972,238)		100.6%		492,315,815
Liabilities, Less Cash and Receivables		(.6%)		(2,720,454)
Net Assets		100.0%		489,595,361

ADR—American Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	457,020,130	-	-	457,020,130
Equity Securities - Preferred Stocks	9,133,344	-	-	9,133,344
Investment Companies	26,162,341	-	-	26,162,341

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2022, accumulated net unrealized appreciation on investments was $90,343,577, consisting of $95,935,702 gross unrealized appreciation and $5,592,125 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.